Organization and Principal Activities (Details)	Oct. 01, 2025 USD ($)	Oct. 01, 2025 HKD ($)	Aug. 21, 2025 USD ($) $ / shares shares	Apr. 12, 2025 USD ($)	Apr. 12, 2025 HKD ($)	Jun. 12, 2024 USD ($)	Jun. 12, 2024 HKD ($)
Organization and Principal Activities [Line Items]
Share capital | $			$ 100
Capital contribution			51	$ 326,923	$ 2,550,000
Contributed by the non-controlling shareholder			$ 49	314,101	2,450,000
Subscribing number of ordinary shares (in Shares) | shares			51
Subscribing number of per shares (in Dollars per share) | $ / shares			$ 1
Grande Securities Limited [Member]
Organization and Principal Activities [Line Items]
Total consideration						$ 6.5	$ 51
Proplus Company Limited [Member]
Organization and Principal Activities [Line Items]
Cash payment	$ 10,000,000	$ 78,000,000
China Create Alliance Holdings Limited [Member]
Organization and Principal Activities [Line Items]
Subscribing number of ordinary shares (in Shares) | shares			49
Subscribing number of per shares (in Dollars per share) | $ / shares			$ 1
Proplus Company Limited [Member]
Organization and Principal Activities [Line Items]
Acquired equity interest percentage	100.00%	100.00%
Minimum [Member]
Organization and Principal Activities [Line Items]
Share capital				13	100
Maximum [Member]
Organization and Principal Activities [Line Items]
Share capital				$ 641,038	$ 5,000,100
Grande Securities Limited [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage				51.00%	51.00%	51.00%	51.00%
China Create Alliance Holdings Limited [Member] | Minimum [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage			49.00%
China Create Alliance Holdings Limited [Member] | Maximum [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage			51.00%